Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback. The Plan also provides that Awards that are subject to recovery pursuant to any law, government regulation or exchange listing requirement requiring recovery, or any recovery policy adopted by the Company, will be subject to such deductions and clawbacks as set forth in such laws, government regulations, exchange requirements or policies. All determinations regarding the applicability of these provisions shall be in the discretion of the committee.